PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Significant Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
US plans | Current pensioner - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	19 years	20 years
US plans | Current pensioner - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	21 years	22 years
US plans | Current member aged 45 - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	21 years	21 years
US plans | Current member aged 45 - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	23 years	23 years
US plans | Pension plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.15%	2.98%
US plans | Pension plans | (Current Service Cost)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.10%	4.13%
US plans | Other plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.65%	2.60%
US plans | Other plans | (Current Service Cost)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.82%	3.91%
Canadian plans | Current pensioner - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	22 years	22 years
Canadian plans | Current pensioner - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	25 years	25 years
Canadian plans | Current member aged 45 - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	23 years	23 years
Canadian plans | Current member aged 45 - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	26 years	26 years
Canadian plans | Pension plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.55%	3.15%
Canadian plans | Pension plans | (Current Service Cost)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.20%	4.10%
Canadian plans | Other plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.55%	3.15%
Canadian plans | Other plans | (Current Service Cost)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.20%	4.10%